Investment Securities (Tables)	12 Months Ended
Dec. 31, 2019
Less than 1 year [member]
Statement [LineItems]
Details of investment securities
(1)	Details of short-term investment securities as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	Category	December 31, 2019		December 31, 2018
Beneficiary certificates	FVTPL	￦	166,666	195,080

Later than one year [Member]
Statement [LineItems]
Details of investment securities
(2)	Details of long-term investment securities as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	Category	December 31, 2019		December 31, 2018
Equity instruments	FVOCI(*)	￦	710,272	542,496
	FVTPL		1,011	—

			711,283	542,496
Debt instruments	FVOCI		4,627	2,147
	FVTPL		141,305	120,083

			145,932	122,230

		￦	857,215	664,726

(*)
The Group designated ￦710,272 million of investments in equity instruments that are not held for trading as financial assets at FVOCI. During the year ended December 31, 2019, the Group disposed of 6,109,000 common shares issued by Hana Financial Group Inc. in exchange for ￦221,146 million in cash. The valuation gain on financial assets at FVOCI of ￦30,073 million was reclassified from reserves to retained earnings. Also, the Group acquired 2,177,401 newly issued shares of Kakao Co., Ltd. (“Kakao”) in exchange for ￦302,321 million in cash and designated the investments as financial assets at FVOCI. In relation to this transaction, Kakao acquired 1,266,620 treasury shares of the Parent Company in exchange for ￦300,000 million in cash (See Note 23). Upon entering into the agreement, the Group recognized derivative at the fair value of the forward transaction. Upon completion of the share exchange, the Group recognized ￦28,787 million of gain from settlement of the derivatives, which is the difference between the fair value of the Parent Company’s and Kakao’s shares at the date when such share exchange was completed. The acquired shares were deposited at the Korea Securities Depository for a lock-up
period of one year from the acquisition date based on the shares acquisition agreement between the Parent Company and Kakao Co., Ltd.